CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Interest receivable	$ 107,201	$ 103,414
Accrued interest payable	53,772	51,779
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0	$ 1,000
Preferred stock, shares authorized	0	100,000
Preferred Stock, shares issued	0	57,578
Preferred Stock, shares outstanding	0	57,578
Series A Preferred Stock [Member]
Preferred stock, par value	$ 25	$ 0
Preferred stock, shares authorized	2,400,000	0
Preferred Stock, shares issued	2,400,000	0
Preferred Stock, shares outstanding	2,400,000	0
Common Stock, Class A Voting [Member]
Common stock, par value	$ 1	$ 1
Common stock, shares outstanding	1,030,780	1,030,780
Common stock, Class B Voting [Member]
Common stock, par value	$ 1	$ 1
Common stock, shares outstanding	500,301	500,301
Common stock, Class C Non-Voting [Member]
Common stock, par value	$ 1	$ 1
Common stock, shares outstanding	9,354,804	9,171,343
Variable Interest Entity, Primary Beneficiary [Member]
Interest receivable	9,276	9,676
Accrued interest payable	$ 2,823	$ 2,534